ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2013
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

	U.S. $ in millions
United States:
Generic	$970	$1,054	$1,865	$2,273
Specialty	1,497	1,365	2,977	2,862
Others	55	45	121	81
Total United States	2,522	2,464	4,963	5,216
Europe*:
Generic	860	905	1,733	1,706
Specialty	405	406	817	774
Others	192	192	401	373
Total Europe	1,457	1,503	2,951	2,853
Rest of the World:
Generic	581	655	1,128	1,252
Specialty	149	178	325	387
Others	215	194	458	388
Total Rest of the World	945	1,027	1,911	2,027
Total revenues	$4,924	$4,994	$9,825	$10,096

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.